STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS
Schedule of favorable (unfavorable) effects of the Company's statutory surplus, compared to NAIC statutory surplus

The favorable (unfavorable) effects on the Company and its statutory surplus, compared to NAIC statutory surplus, from the use of this prescribed practice was as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Non-admission of goodwill	$(66)	$(105)
Total (net)	$(66)	$(105)

Schedule of favorable (unfavorable) effects on the statutory surplus of the Company's insurance subsidiaries, compared to NAIC statutory surplus

The favorable (unfavorable) effects on the statutory surplus of the Company and its insurance subsidiaries, compared to NAIC statutory surplus, from the use of these permitted practices were as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Accounting for XOL Asset Value as an admitted asset	$4,267	$4,579
Reserving based on state specific actuarial practices	101	94
Reserving difference related to a captive insurance company	—	(218)
Total (net)	$4,368	$4,455